Exhibit 99.10 Schedule 5

ASF Loan Number	Loan Number (Selling Lender)	Loan Number (Purchasing Lender)	Data Field	Tape Data	IB Review Value	Discrepancy Comments
400085868	XXX	XXX	Loan Type	Conventional	Non-QM	Non-QM P&L loan program.
400085868	XXX	XXX	Total Debt to Income Ratio	26.39%	26.40%	Non-Material variance.
400085868	XXX	XXX	U/W Doc Type	Full	12 Month P&L	Per the 1008 p4, doc type is 12 month P&L.
400085822	XXX	XXX	Property Type	PUD - Detached	PUD - Attached	Semi-Det/End Unit, as per appraisal. Source of tape is unknown.
400085822	XXX	XXX	Loan Type	Conventional	Non-QM	12 Month Bank Statement Program. Source of tape is unknown.
400085822	XXX	XXX	Total Debt to Income Ratio	34.38%	34.52%	Variance < 3% is non-material.
400091216	XXX	XXX	Total Debt to Income Ratio	29.69%	45.66%	Variance due to miscalculation by lender. Max DTI Allowed 50%.
400091216	XXX	XXX	U/W Doc Type	12-mo Bank Statement-Business	24-mo Bank Statement-Business	24 month bank statement program per 1008 (pg 7) and approval (pg 1). 24 month bank statement program allowed per guidelines (pg 41). Source of tape value unknown.